Income Tax - Schedule of Effective Income Tax Rate (Details)		12 Months Ended
	Oct. 11, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Successor [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax computed at statutory tax rate		16.50%	16.50%
Effect of preferential tax rates		(8.25%)	(8.25%)
Effect of non-deductible expense
Change in valuation allowance		(8.25%)	(4.19%)
Effective Income tax rate			4.06%
Predecessor [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax computed at statutory tax rate	16.50%			16.50%
Effect of preferential tax rates	(8.25%)			(8.25%)
Effect of non-deductible expense				(5.17%)
Change in valuation allowance	(8.25%)			(5.91%)
Effective Income tax rate				(2.83%)